Income tax benefit/(expense) - Disclosure of reconciliation of income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes paid (refund) [abstract]
Loss before tax	€ (144,815)	€ (69,979)	€ (65,302)
Tax calculated at domestic tax rates applicable to profits in the respective countries	37,203	18,824	16,675
Income not subject to tax (mainly R&D tax credit)	7,435	10,739	2,612
Expenses not deductible for tax purposes	(26)	(2,509)	(1,789)
Deferred tax asset not recognized	(45,955)	(26,902)	(15,852)
Utilization of previously unrecognized tax losses	2,628	0	0
Income tax credit/withholding tax/other adjustments	101	(459)	109
Effect of change in applicable tax rate	586	(3,291)	(771)
Exchange differences	(526)	296	(105)
Income tax of prior years	90	(64)	170
Minimum income tax	(2)	(80)	(141)
INCOME TAX BENEFIT/(EXPENSE)	€ 1,536	€ (3,446)	€ 909
Effective income tax rate	0.00%	0.00%	0.00%